FAIR VALUE MEASUREMENTS - Estimated Fair Value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total carrying value
Asset
Cash	¥ 1,541,241	¥ 362,461
Deposits with clearing organizations	265,807	239,904
Other financial assets	196,164	23,613
Total	2,003,212	625,978
Liabilities
Other financial liabilities	40,868	147,357
Total	40,868	147,357
Estimate fair value
Asset
Cash	1,541,241	362,461
Deposits with clearing organizations	265,807	239,904
Other financial assets	196,164	23,613
Total	2,003,212	625,978
Liabilities
Other financial liabilities	40,868	147,357
Total	40,868	147,357
Estimate fair value | Level 1
Asset
Cash	1,541,241	362,461
Deposits with clearing organizations	265,807	239,904
Total	1,807,048	602,365
Estimate fair value | Level 2
Asset
Other financial assets	196,164	23,613
Total	196,164	23,613
Liabilities
Other financial liabilities	40,868	147,357
Total	¥ 40,868	¥ 147,357